PROPERTY AND EQUIPMENT, NET - Additional information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 5,201	$ 4,868
Provision for impairment	34,390		$ 34,390
Mining machines
Property, Plant and Equipment [Line Items]
Provision for impairment	$ 0	$ 0